Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
Notes and debentures
Notes and debentures were composed of the following at March 22, 2014 and December 28, 2013 (in millions):

	March 22, 2014	December 28, 2013
Commercial paper	$238.4	$—
Bank credit agreement, unsecured	—	—
Term credit agreement, unsecured	400.0	400.0
Mortgage notes payable, secured	46.4	46.8
5.625% Senior Notes due August 2014, unsecured	250.0	250.0
3.40% Senior Notes due 2016, unsecured	400.0	400.0
6.35% Senior Notes due 2017, unsecured	500.0	500.0
5.00% Senior Notes due 2019, unsecured	500.0	500.0
3.95% Senior Notes due 2020, unsecured	500.0	500.0
4.75% Senior Notes due 2021, unsecured	400.0	400.0
7.45% Senior Debentures due 2027, unsecured	150.0	150.0
7.25% Senior Debentures due 2031, unsecured	600.0	600.0
Other notes payable, unsecured	21.1	21.4
	$4,005.9	$3,768.2
Less current maturities	(652.8)	(252.9)
Long-term portion	$3,353.1	$3,515.3

Notes and debentures were composed of the following at year end (in millions):

	2013	2012
Commercial paper	$—	$—
Bank credit agreement, unsecured	—	—
Term credit agreement, unsecured	400.0	700.0
Other bank borrowings, unsecured	—	2.8
Mortgage notes payable, secured	46.8	48.3
Floating Rate Senior Notes due 2013, unsecured	—	250.0
3.00% Second Series Notes due 2014, unsecured [1]	—	302.2
6.25% Senior Notes due 2014, unsecured	—	500.0
5.625% Senior Notes due 2014, unsecured	250.0	250.0
3.40% Senior Notes due 2016, unsecured	400.0	400.0
6.35% Senior Notes due 2017, unsecured	500.0	500.0
5.00% Senior Notes due 2019, unsecured	500.0	500.0
3.95% Senior Notes due 2020, unsecured	500.0	500.0
4.75% Senior Notes due 2021, unsecured	400.0	400.0
7.45% Senior Debentures due 2027, unsecured	150.0	150.0
7.25% Senior Debentures due 2031, unsecured	600.0	600.0
Other notes payable, unsecured	21.4	22.6
	3,768.2	5,125.9
Less current maturities	(252.9)	(294.0)
Long-term portion	$3,515.3	$4,831.9

(1)	See the caption "Satisfaction and Discharge of Indenture" later in this note.

Annual debt maturities
As of year-end 2013, annual debt maturities (principal payments only) were as follows (in millions). Many of the notes payable include make-whole provisions:

2014	$252.9
2015	442.2
2016	402.0
2017	501.9
2018	3.4
Thereafter	2,165.8
$3,768.2